Prepayments and other assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepayments And Other Assets [Abstract]
Prepayments and other assets
9	Prepayments and other assets

	2021	2020
(in $ millions)	$	$
Non-current
Deposits	127	4
Current
Prepayments	81	34
Tax recoverable	48	25
Deposits	48	35
Others	23	28
Less: Loss allowance	(15)	(13)
	185	109

Tax recoverable
These amounts comprise Value-added tax (“VAT”) and withholding tax recoverable which are the amounts paid to the respective tax authorities which will be recovered either against future tax liabilities of the same tax authorities or refunded.